Long-Term Debt (Narrative) (Detail) (USD $)	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended					0 Months Ended
	Jul. 31, 2012	Dec. 31, 2014	Dec. 31, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2012	Nov. 26, 2013	Jul. 02, 2012	May 16, 2014	Dec. 31, 2014	Oct. 05, 2012	Dec. 15, 2014	Aug. 13, 2012	Jul. 27, 2013	Dec. 01, 2011
Debt Instrument [Line Items]
Debt instrument, face amount													$ 100,000,000
Discount on debt		18,700,000									18,700,000		20,653,000		23,095,000						18,700,000
Loss on extinguishment of debt	(64,975,000)	(30,900,000)	(1,911,000)	[1],[2],[3]	(6,570,000)	[4],[5]	(5,707,000)	[4],[6],[7]	(64,976,000)	[4],[8]	(30,900,000)	(1,911,000)	(1,911,000)	[1]	(77,253,000)	[4]
Payment of early redemption fees on debt extinguished											23,800,000				72,117,000
Write-off of unamortized debt issuance costs	17,032,000
Debt issuance cost											105,500,000		114,796,000
Repayments on long-term debt											259,700,000	8,500,000	18,013,000		1,058,577,000		1,575,000
Debt obligations		3,001,100,000									3,001,100,000		3,260,776,000		2,853,800,000			1,749,750,000			3,001,100,000
Outstanding letters of credit													6,428,000
Secured debt ratio													4.5
Total leverage ratio													5.25
Percentage of aggregate debt instruments outstanding subject to redemption													35.00%
Percentage of remaining outstanding aggregate principal amount of notes issued under the indenture													65.00%
Equity offering redemption period													90 days
Debt issuance costs, net		74,700,000									74,700,000		89,380,000		99,098,000						74,700,000
Accretion of premium on debt											30,800,000		25,416,000		11,482,000
Unamortized debt issuance related interest		3,800,000	3,400,000								7,500,000	6,800,000	13,917,000		11,482,000		3,441,000
Redemption premium		23,800,000									23,800,000
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Notional amount of derivative																								750,000,000
Derivative, maturity date											Jun. 30, 2017		Jun. 30, 2017
Derivative, fixed interest rate																								1.67%
Derivative, floor rate																								1.25%
Change in fair value of interest rate swap		1,500,000	(400,000)								(500,000)	1,900,000	4,656,000		(2,642,000)
Fair value of interest rate swaps		1,500,000									1,500,000		2,014,000		2,642,000						1,500,000
payment on interest rate derivatives		800,000	800,000								1,600,000	1,600,000
Early Redemption Fees [Member]
Debt Instrument [Line Items]
Payment of early redemption fees on debt extinguished	39,798,000
Fifth Amendment [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt																		150,000,000
Fourth Amendment [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt															(1,079,000)
Debt issuance cost															15,040,000
Second Amendment [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt															(939,000)
Debt issuance cost															15,261,000
Second And Fourth Amendment [Member]
Debt Instrument [Line Items]
Payment of early redemption fees on debt extinguished															12,278,000
AboveNet [Member]
Debt Instrument [Line Items]
Acquisition date													Jul. 02, 2012						Jul. 02, 2012
Period One [Member]
Debt Instrument [Line Items]
Prepayments premium charge																									1.00%
Period Two [Member]
Debt Instrument [Line Items]
Prepayments premium charge																									0.00%
Revolver [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																			250,000,000
Revolver [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																			5.375%
Revolver [Member] | LIBOR [Member] | Fifth Amendment [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																		2.75%
Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																			1,620,000,000
Discount on debt																			30,000,000	1,375,000
Debt instrument, interest rate											3.00%		3.00%
Floor rate											1.00%		1.00%
Debt issuance cost																				3,196,000
Repayments on long-term debt															344,452,000
Proceeds from Issuance of Long-term Debt															344,452,000
Debt obligations		1,981,800,000									1,981,800,000		1,990,123,000		1,580,705,000						1,981,800,000
Term Loan Facility																			1,740,900,000	2,015,900,000
Increase in term loan facility																				275,000,000
Percentage at which add-on to facility was priced																				99.50%
Percentage over variable rate		4.00%									4.00%		4.00%								4.00%
Payment towards principal											5,100,000		5,113,000
Percentage of excess cash flows committed to debt payments											50.00%		50.00%
Debt instrument, maturity date											Jul. 31, 2019
Term Loan Facility [Member] | Interest Rate Floor [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																			7.125%
Term Loan Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																		3.00%	5.875%	3.00%
Floor rate																		1.00%			1.00%
Term Loan Facility [Member] | Minimum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																				1.00%
Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																										315,000,000
Term Loan Facility [Member] | Fourth Amendment [Member]
Debt Instrument [Line Items]
Interest rate decrease																		0.25%				(0.50%)
Call premiums															16,119,000
Term Loan Facility [Member] | Second Amendment [Member]
Debt Instrument [Line Items]
Interest rate decrease																						(187.50%)
Floor rate																						5.25%
Call premiums															16,200,000
Term Loan Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate													3.50%
Term Loan Facility [Member] | LIBOR [Member] | Second Amendment [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate													4.00%
Term Loan Facility [Member] | Minimum [Member] | Fourth Amendment [Member]
Debt Instrument [Line Items]
Interest rate decrease																		0.50%				(0.25%)
Original Revolver [Member]
Debt Instrument [Line Items]
Percentage over variable rate		3.00%									3.00%		3.00%								3.00%
Unused commitment, percentage											0.50%		0.50%
Outstanding letters of credit		0									0										0
Available borrowing capacity		241,400,000									241,400,000		243,572,000								241,400,000
Debt instrument, maturity date											Jul. 31, 2017
Original Revolver [Member] | Fourth Amendment [Member]
Debt Instrument [Line Items]
Interest rate decrease																						(0.50%)
Original Revolver [Member] | Interest Rate Floor [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate													4.50%
Original Revolver [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																					2.75%
Original Revolver [Member] | LIBOR [Member] | Fourth Amendment [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate													3.00%
Original Revolver [Member] | Minimum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Revolver interest rate													2.00%
Original Revolver [Member] | Maximum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Revolver interest rate													3.00%
Standby Letter Of Credit [Member]
Debt Instrument [Line Items]
Unused commitment, percentage											0.25%		0.25%
Outstanding letters of credit		8,600,000									8,600,000										8,600,000
Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Outstanding letters of credit													6,428,000
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																			750,000,000
Debt instrument, interest rate																			8.125%				8.125%
Debt Instrument Maturity Year																			2020
Redemption of notes																							75,000,000
Redemption price as percentage																							108.125%
Senior Secured Notes [Member] | Debt redemption in whole before April 1, 2018 [Member]
Debt Instrument [Line Items]
Percentage at which add-on to facility was priced													100.00%
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																			500,000,000
Debt instrument, interest rate																			10.125%				10.125%
Debt Instrument Maturity Year																			2020
Mandatory redemption price expressed as percentage of principal amount on senior notes in event of an equity offering													110.125%
Redemption of notes																							174,400,000
Redemption price as percentage																							110.125%
Senior Unsecured Notes [Member] | Debt redemption in whole before April 1, 2018 [Member]
Debt Instrument [Line Items]
Percentage at which add-on to facility was priced													100.00%
New Term Loan Facility [Member] | Fifth Amendment [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt		(1,900,000)											(1,911,000)
Debt issuance cost		1,500,000											1,512,000
New Term Loan Facility [Member] | Fifth Amendment [Member] | Third Party Costs Cash Expense [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt		(1,000,000)											(955,000)
New Term Loan Facility [Member] | Fifth Amendment [Member] | Unamortized Debt Issuance Costs And Discount On Debt [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt		(900,000)											(956,000)
Senior Secured And Senior Unsecured Notes
Debt Instrument [Line Items]
Loss on extinguishment of debt		(7,100,000)									(7,100,000)
Unamortized debt discount [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt	(8,145,000)
Senior Secured Notes Original Notes [Member]
Debt Instrument [Line Items]
Mandatory redemption price expressed as percentage of principal amount on senior notes in event of an equity offering													108.125%
Settlement of Debt Obligations in July 2012 [Member]
Debt Instrument [Line Items]
Debt issuance costs, net															19,706,000
Material amendment to existing debt obligations [Member]
Debt Instrument [Line Items]
Debt issuance costs, net															22,561,000
November 2013 [Member]
Debt Instrument [Line Items]
Debt issuance costs, net													$ 675,000

[1]	The Company completed a debt refinancing transaction during the second quarter of Fiscal 2014, resulting in a loss on debt extinguishment for that respective period. See Note 9-Long-Term Debt.
[2]	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
[3]	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.
[4]	The Company completed debt refinancing transactions during the first, second and third quarters of Fiscal 2013, resulting in a loss on debt extinguishment in each respective period. See Note 9-Long-Term Debt.
[5]	The Company realized an increase in revenue and operating expenses beginning December 31, 2012 as a result of the acquisition of Litecast.
[6]	The Company realized an increase in revenue and operating expenses beginning October 1, 2012 as a result of the acquisition of USCarrier.
[7]	The Company realized an increase in revenue and operating expenses beginning December 14, 2012 as a result of the acquisition of First Telecom.
[8]	The Company realized an increase in revenue and operating expenses beginning August 31, 2012 as a result of the acquisition of FiberGate.